Liquidity (Details) - USD ($)		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Liquidity (Details) [Line Items]
Net income (loss)		$ (1,288,205)	$ 506,769	[1]	$ (164,029)
Operating activities		600,000	1,800,000
Cash and cash equivalents decreased		981,342	201,734
Working capital		7,100,000
Deferred revenue		7,000,000
Realizes deferred revenue		2,800,000
Cash		$ 2,900,000
Decreased percentage		9.70%
Incurred net loss		$ 1,300,000
Net proceeds		12,000,000
Consolidated Financial Statements [Member]
Liquidity (Details) [Line Items]
Net income (loss)		$ 1,300,000	$ 500,000
Forecast [Member]
Liquidity (Details) [Line Items]
Initial public offering (in Shares)	3,390,000
Offering price per shares (in Dollars per share)	$ 4
Total gross proceeds	$ 13,600,000

[1]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)